S000047257 [Member] Fees and Expenses - FlexShares Credit-Scored US Corporate Bond Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Under the Fund’s Investment Advisory Agreement, the Fund is responsible for the following expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. You will also incur usual and customary brokerage commissions and fees to financial intermediaries when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]	The Fund pays transaction costs, suchas commissions, when it buys and sells securities (or “turnsover” its portfolio). A higher portfolio turnover rate mayindicate higher transaction costs and may result in highertaxes when Fund shares are held in a taxable account. Thesecosts, which are not reflected in annual fund operatingexpenses or in the Example, affect the Fund’s performance.Portfolio turnover may vary from year to year, as well aswithin a year. During the most recent fiscal year, the Fund’sportfolio turnover rate was65% of the average value of itsportfolio.
Portfolio Turnover, Rate	65.00%